Net Loss Attributable to Common Stockholders (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Net Income Attributable to Common Stockholders

The computation of net income attributable to common stockholders is as follows:

	Year ended December 31,
	2014	2013	2012
Net Loss	$(37,339,017)	$(21,687,155)	$(18,656,498)
Preferred stock dividends on Series B and Series C	(11,286,193)	(8,595,504)	(7,953,448)
Additional loss attributable to common stockholders upon conversion of Series C Preferred Stock into common stock	(82,654,683)
Net Loss attributable to common stockholders	$(131,279,893)	$(30,282,659)	$(26,609,946)

Schedule of Antidilutive Securities

The potentially dilutive securities excluded from the determination of diluted loss per share, as their effect is antidilutive, are as follows:

	Year ended December 31,
	2014	2013	2012
Convertible Preferred Series C (on an as-if converted basis)	—	7,713,455	7,598,805
Service Period Stock Options	1,220,739	1,092,604	1,094,618
Warrants	61,117	61,117	61,117
	1,281,856	8,867,176	8,754,540